Fair value measurements and Hedging (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging - Derivative instruments effect on statement of operations (Table)

	Six months ended June 30,
	2020	2021
Consolidated Statement of Operations

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	492	(998)
Total Gain/(loss) recognized	$492	$(998)

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	11,635	(39)
Realized gain/(loss) on bunker swaps	7,957	58
Unrealized gain/(loss) on forward freight agreements and freight options	(12,555)	(1,560)
Unrealized gain/(loss) on bunker swaps	12,495	4
Total Gain/(loss) recognized	$19,532	$(1,537)

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2020		June 30, 2021
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$ —	$—	$ —	335
Interest rate swaps - non-current	Derivatives, non-current asset portion	—	—	—	3,397
Total		$—	—	$—	3,732
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$—	1,727	$—	2,010
Interest rate swaps - non-current	Derivatives, non-current liability portion	$—	2,265	$—	535
Total		$—	3,992	$—	2,545

Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

Quoted Prices in Active Markets for Identical Assets (Level 1)
		December 31, 2020		June 30, 2021
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Freight derivatives - current	Derivatives, current asset portion	$ -	-	$ -	-
Total		$ -	-	$ -	-
LIABILITIES
Freight derivatives - current	Derivatives, current liability portion	$ 212	-	$ 1,701	-
Freight derivatives - non-current	Derivatives, non-current liability portion	-	-	$ 68	-
Total		$ 212	-	$ 1,769	-